UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ore Hill Partners LLC
Address: 650 Fifth Ave, 9th Floor

         New York, NY  10019

13F File Number:  28-11672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Sands
Title:     Chief Compliance Officer
Phone:     (212) 389-2359

Signature, Place, and Date of Signing:

     Steven Sands     New York, NY/USA     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $211,851 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205    37072   718027 Sh       Sole                   718027        0        0
BLACKROCK INC                  CALL             09247x901     1750     1000 Sh  Call Sole                     1000        0        0
COMCAST CORP NEW               CL A             20030N101    12090   500000 Sh       Sole                   500000        0        0
DYNEGY INC DEL                 CL A             26817G102    20328  2200000 Sh       Sole                  2200000        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101     1185    38971 Sh       Sole                    38971        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101    24751   813900 Sh       Sole                   813900        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100     6769   233314 Sh       Sole                   233314        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     7877   288745 Sh       Sole                   288745        0        0
PARTICLE DRILLING TECHNOLOGI   COM              70212G101     1589   484600 Sh       Sole                   484600        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847      580    20867 Sh       Sole                    20867        0        0
QC HLDGS INC                   COM              74729T101     6147   425425 Sh       Sole                   425425        0        0
SLM CORP                       COM              78442P106    17385   350000 Sh       Sole                   350000        0        0
SPDR TR                        UNIT SER 1       78462F103      357     3000 Sh  Put  Sole                     3000        0        0
TERRESTAR CORP                 COM              881451108    14973  1554844 Sh       Sole                  1554844        0        0
TIME WARNER CABLE INC          CL A             88732J108    38540  1175000 Sh       Sole                  1175000        0        0
TIME WARNER CABLE INC          CL A             88732J108    17701   539664 Sh       Sole                   539664        0        0
UAL CORP                       COM NEW          902549807      223     4793 Sh       Sole                     4793        0        0
VIRGIN MEDIA INC               COM              92769L101     2439   100500 Sh       Sole                   100500        0        0
VIRGIN MEDIA INC               CALL             92769l901       95     1000 Sh  Call Sole                     1000        0        0